Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets
Schedule of changes in the carrying value of goodwill by segment

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1, 2011
Goodwill	$15,159	$—	$68,891	$15,159
Impairment in 2011	—	—	(68,891)	—
Balance as of January 1, 2012
Goodwill	$15,159	$—	$—	$15,159
Transactions in 2012	—	—	—	—
Balance as of January 1, 2013
Goodwill	$15,159	$—	$—	$15,159
Acquisition of Weibo Interactive in 2013	—	7,517	—	7,517
Acquisition of All Sure in 2013	24,667	—	—	24,667
Balance as of December 31, 2013	$39,826	$7,517	$—	$47,343

Schedule of intangible assets

	As of December 31, 2013			As of December 31, 2012
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)			(In thousands)
Technology*	$15,533	$(11,109)	$4,424	$11,012	$(11,012)	$—
Software*	1,861	(1,844)	17	1,844	(1,844)	—
Other	6,997	(592)	6,405	775	(94)	681
Total	$24,391	$(13,545)	$10,846	$13,631	$(12,950)	$681

*                 Intangible assets are amortized over the estimated useful lives ranging from two to ten years.

Schedule of estimated amortization expenses

As of December 31, 2013, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2014	$2,235
2015	2,219
2016	1,491
2017	1,410
2018 and thereafter	3,169
Total expected amortization expense	$10,524